Segment and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Schedule Of Financial Performance By Reportable Segment
The following table presents our financial performance, including revenue, earnings before interest, taxes, depreciation and amortization ("EBITDA"), and depreciation and amortization by reportable segment for the periods indicated (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Revenue
North America	$928,307	$835,324	$2,865,613	$2,547,743
Europe	369,787	181,383	880,226	507,272
Total revenue	$1,298,094	$1,016,707	$3,745,839	$3,055,015
EBITDA
North America	$108,314	$89,265	$362,281	$331,140
Europe	38,088	20,079	95,920	55,669
Total EBITDA	$146,402	$109,344	$458,201	$386,809
Depreciation and Amortization
North America	$16,417	$14,830	$48,555	$43,603
Europe	5,740	3,298	13,313	7,971
Total depreciation and amortization	$22,157	$18,128	$61,868	$51,574

The following table presents our financial performance, including revenue, earnings before interest, taxes, depreciation and amortization (“EBITDA”), and depreciation and amortization by reportable segment for the periods indicated (in thousands):

	Year Ended December 31,
	2012	2011	2010
Revenue
North America	$3,426,858	$3,131,376	$2,469,881
Europe	696,072	138,486	—
Total revenue	$4,122,930	$3,269,862	$2,469,881
EBITDA
North America	$440,448	$405,924	$339,869
Europe	70,099	12,144	—
Total EBITDA	$510,547	$418,068	$339,869
Depreciation and Amortization
North America	$59,132	$52,481	$41,428
Europe	11,033	2,024	—
Total depreciation and amortization	$70,165	$54,505	$41,428

Reconciliation Of Earnings Before Interest Taxes Depreciation And Amortization To Net Income Table [Text Block]
The table below provides a reconciliation from EBITDA to Net Income (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
EBITDA	$146,402	$109,344	$458,201	$386,809
Depreciation and amortization	22,157	18,128	61,868	51,574
Interest expense, net	15,200	7,964	36,287	22,687
Loss on debt extinguishment	—	—	2,795	—
Provision for income taxes	35,600	29,204	123,492	113,511
Net income	$73,445	$54,048	$233,759	$199,037

The table below provides a reconciliation from EBITDA to Income from Continuing Operations (in thousands):

	Year Ended December 31,
	2012	2011	2010
EBITDA	$510,547	$418,068	$339,869
Depreciation and amortization	70,165	54,505	41,428
Interest expense, net	31,215	22,447	28,316
Loss on debt extinguishment	—	5,345	—
Provision for income taxes	147,942	125,507	103,007
Income from continuing operations	$261,225	$210,264	$167,118

Schedule Of Capital Expenditures By Reportable Segment
The following table presents capital expenditures, which includes additions to property and equipment, by reportable segment (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Capital Expenditures
North America	$14,960	$15,015	$48,662	$49,521
Europe	6,015	4,006	12,464	11,115
	$20,975	$19,021	$61,126	$60,636

The following table presents capital expenditures, which includes additions to property and equipment, by reportable segment (in thousands):

	Year Ended December 31,
	2012	2011	2010
Capital Expenditures
North America	$73,331	$84,856	$61,438
Europe	14,924	1,560	—
	$88,255	$86,416	$61,438

Schedule Of Assets By Reportable Segment
The following table presents assets by reportable segment (in thousands):

	September 30, 2013	December 31, 2012
Receivables, net
North America	$260,413	$241,627
Europe	178,387	70,181
Total receivables, net	438,800	311,808
Inventory
North America	725,213	750,565
Europe	292,956	150,238
Total inventory	1,018,169	900,803
Property and Equipment, net
North America	441,940	434,010
Europe	89,957	60,369
Total property and equipment, net	531,897	494,379
Other unallocated assets	2,372,193	2,016,466
Total assets	$4,361,059	$3,723,456

The following table presents assets by reportable segment (in thousands):

	December 31,
	2012	2011	2010
Receivables, net
North America	$241,627	$230,871	$191,085
Europe	70,181	50,893	—
Total receivables, net	311,808	281,764	191,085
Inventory
North America	750,565	636,145	492,688
Europe	150,238	100,701	—
Total inventory	900,803	736,846	492,688
Property and Equipment, net
North America	434,010	380,282	331,312
Europe	60,369	43,816	—
Total property and equipment, net	494,379	424,098	331,312
Other unallocated assets	2,016,466	1,756,996	1,284,424
Total assets	$3,723,456	$3,199,704	$2,299,509

Schedule Of Revenue By Geographic Area
The following table sets forth our revenue by geographic area (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Revenue
United States	$868,052	$784,270	$2,672,545	$2,394,581
United Kingdom	266,384	181,383	708,089	507,272
Other countries	163,658	51,054	365,205	153,162
	$1,298,094	$1,016,707	$3,745,839	$3,055,015

The following table sets forth our revenue by geographic area (in thousands):

	Year Ended December 31,
	2012	2011	2010
Revenue
United States	$3,209,024	$2,952,620	$2,366,224
United Kingdom	696,072	138,486	—
Other countries	217,834	178,756	103,657
	$4,122,930	$3,269,862	$2,469,881

Schedule Of Tangible Long-Lived Assets By Geographic Area
The following table sets forth our tangible long-lived assets by geographic area (in thousands):

	September 30, 2013	December 31, 2012
Long-lived Assets
United States	$411,957	$408,244
United Kingdom	69,309	60,369
Other countries	50,631	25,766
	$531,897	$494,379

The following table sets forth our tangible long-lived assets by geographic area (in thousands):

	December 31,
	2012	2011
Long-lived Assets
United States	$408,244	$360,961
United Kingdom	60,369	43,816
Other countries	25,766	19,321
	$494,379	$424,098

Schedule Of Revenue By Product Category
The following table sets forth our revenue by product category (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Aftermarket, other new and refurbished products	$793,925	$562,750	$2,199,009	$1,676,006
Recycled, remanufactured and related products and services	349,411	317,877	1,060,681	967,250
Other	154,758	136,080	486,149	411,759
	$1,298,094	$1,016,707	$3,745,839	$3,055,015

The following table sets forth our revenue by product category (in thousands):

	Year Ended December 31,
	2012	2011	2010
Aftermarket, other new and refurbished products	$2,286,853	$1,634,003	$1,236,806
Recycled, remanufactured and related products and services	1,277,023	1,115,088	888,320
Other	559,054	520,771	344,755
	$4,122,930	$3,269,862	$2,469,881